LONG-TERM DEBT	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
LONG-TERM DEBT
LONG-TERM DEBT
Long-term debt consisted of the following:

	December 31,
	2013	2012
	(In thousands)
Variable rate senior secured revolving credit facility (2.42% at December 31, 2013 and 2.98% at December 31, 2012) due November 2018	$286,000	$199,230
7.50% Senior unsecured notes due July 2021	300,000	—
Total long-term debt	$586,000	$199,230

Revolving Credit Facility. We have a senior secured revolving credit facility. In June 2013, we exercised the revolving credit facility's $50.0 million accordion provision and increased the total commitments thereunder from $550.0 million to $600.0 million. We also borrowed $200.0 million in connection with the Bison Drop Down and $110.0 million in connection with the Mountaineer Acquisition. See Notes 1, 6 and 12 for additional information. Also in June 2013, we used the proceeds from our senior notes offering to repay $294.2 million of our revolving credit facility. In November 2013, we closed on an amendment and restatement of the revolving credit facility which: (i) increased the borrowing capacity to $700.0 million, (ii) extended the maturity to November 2018, (iii) included a $200.0 million accordion feature, (iv) reduced the leverage-based pricing grid by 0.75% to a new range of 1.75% to 2.75% for LIBOR borrowings, (v) changed the commitment fee to a leverage-based range of 0.30% to 0.50%, and (vi) added Summit Midstream Finance Corp. ("Finance Corp.") as a subsidiary guarantor.
The revolving credit facility is secured by the membership interests of Summit Holdings and those of its subsidiaries. Substantially all of Summit Holdings' and its subsidiaries' assets are pledged as collateral under the revolving credit facility. The revolving credit facility, and Summit Holdings' obligations, are guaranteed by SMLP and each of its subsidiaries and allows for revolving loans, letters of credit and swingline loans.
Borrowings under the revolving credit facility bear interest at the London Interbank Offered Rate ("LIBOR") plus an applicable margin or a base rate, as defined in the credit agreement. At December 31, 2013, the applicable margin under LIBOR borrowings was 2.25%, the interest rate was 2.42% and the unused portion of the revolving credit facility totaled $414.0 million (subject to a commitment fee of 0.375%).
The revolving credit agreement contains affirmative and negative covenants customary for credit facilities of its size and nature that, among other things, limit or restrict the ability to: (i) incur additional debt; (ii) make investments; (iii) engage in certain mergers, consolidations, acquisitions or sales of assets; (iv) enter into swap agreements and power purchase agreements; (v) enter into leases that would cumulatively obligate payments in excess of $30.0 million over any 12-month period; and (vi) prohibits the payment of distributions by Summit Holdings if a default then exists or would result therefrom, and otherwise limits the amount of distributions Summit Holdings can make. In addition, the revolving credit facility requires Summit Holdings to maintain a ratio of consolidated trailing 12-month earnings before interest, income taxes, depreciation and amortization ("EBITDA") to net interest expense of not less than 2.5 to 1.0 (as defined in the credit agreement) and a ratio of total net indebtedness to consolidated trailing 12-month EBITDA of not more than 5.0 to 1.0, or not more than 5.5 to 1.0 for up to 270 days following certain acquisitions (as defined in the credit agreement).
As of December 31, 2013, we were in compliance with the covenants in the revolving credit facility. There were no defaults or events of default during the year ended December 31, 2013.
Senior Notes. On June 17, 2013, Summit Holdings and its 100% owned finance subsidiary, Finance Corp. (together with Summit Holdings, the "Co-Issuers"), issued $300.0 million of 7.50% senior unsecured notes maturing July 1, 2021 (the "senior notes"). The senior notes were sold within the United States only to qualified institutional buyers in reliance on Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), and outside the United States only to non-U.S. persons in reliance on Regulation S under the Securities Act. The senior notes have not been registered under the Securities Act or any state securities laws, and, unless so registered, may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act and applicable state securities laws.
We will pay interest on the senior notes semi-annually in cash in arrears on January 1 and July 1 of each year, commencing January 1, 2014. The senior notes are senior, unsecured obligations and rank equally in right of payment with all of our existing and future senior obligations. The senior notes are effectively subordinated in right of payment to all of our secured indebtedness, to the extent of the collateral securing such indebtedness. We used the proceeds from the issuance of the senior notes to repay a portion of the balance outstanding under our revolving credit facility. Debt issuance costs of $7.3 million, recognized in other noncurrent assets, are being amortized over the life of the senior notes.
SMLP and all of its subsidiaries other than the Co-Issuers (the "Guarantors") have fully and unconditionally and jointly and severally guaranteed the senior notes. SMLP has no independent assets or operations. Summit Holdings has no assets or operations other than its ownership of its wholly owned subsidiaries and activities associated with its borrowings under the revolving credit facility and the senior notes. Finance Corp. has no independent assets or operations and was formed for the sole purpose of being a co-issuer of certain of Summit Holdings' indebtedness, including the senior notes. There are no significant restrictions on the ability of SMLP or Summit Holdings to obtain funds from its subsidiaries by dividend or loan.
In connection with the associated registration rights agreement, the Co-Issuers and the Guarantors agreed to file a registration statement with the SEC pursuant to which the Co-Issuers will either offer to exchange the senior notes and the guarantees for registered notes and guarantees with substantially identical terms or, in certain circumstances, register the resale of the senior notes and their guarantees (the "Exchange Offer"). In January 2014, we filed a registration statement on Form S-4 to offer to exchange all of the unregistered senior notes and guarantees for registered notes and guarantees with substantially identical terms. The terms of the registered senior notes are substantially identical to the terms of the unregistered senior notes, except that the transfer restrictions, registration rights and provisions for additional interest relating to the unregistered senior notes do not apply to the registered senior notes. On March 7, 2014, the SEC declared our registration statement effective and we began the notice process to properly effect the exchange. The period during which exchanges can occur will end on April 7, 2014. If a holder of the unregistered senior notes does not exchange them for the registered senior notes, such holder will no longer be able to require us to register their private note holdings under the Securities Act, except in limited circumstances provided under the registration rights agreement.
If the Exchange Offer is not completed (or, if required, the shelf registration statement is not declared effective or does not automatically become effective) on or before the 365th day following the date of issuance of the senior notes (the ‘‘Exchange Completion Deadline’’), the Co-Issuers will be required to pay additional interest in an amount equal to 0.25% per annum of the principal amount of senior notes with respect to the first 90-day period following the Exchange Completion Deadline. The amount of the additional interest will increase by an additional 0.25% per annum with respect to each subsequent 90-day period, up to a maximum amount of additional interest of 1.0% per annum of the principal amount of senior notes outstanding until the Exchange Offer is completed or the shelf registration statement is declared effective (or becomes automatically effective). All accrued additional interest will be paid by the Co-Issuers and the Guarantors on the next scheduled interest payment date in the same manner as other interest is paid on the senior notes. Following the time that the senior notes are registered, the accrual of additional interest will cease.
At any time prior to July 1, 2016, the Co-Issuers may redeem up to 35% of the aggregate principal amount of the senior notes at a redemption price of 107.500% of the principal amount of the senior notes, plus accrued and unpaid interest, if any, to the redemption date, with an amount not greater than the net cash proceeds of certain equity offerings. On and after July 1, 2016, the Co-Issuers may redeem all or part of the senior notes at a redemption price of 105.625% (with the redemption premium declining ratably each year to 100.000% on July 1, 2019), plus accrued and unpaid interest, if any.
The indenture restricts SMLP’s and the Co-Issuers’ ability and the ability of certain of their subsidiaries to: (i) incur additional debt or issue preferred stock; (ii) make distributions, repurchase equity or redeem subordinated debt; (iii) make payments on subordinated indebtedness; (iv) create liens or other encumbrances; (v) make investments, loans or other guarantees; (vi) sell or otherwise dispose of a portion of their assets; (vii) engage in transactions with affiliates; and (viii) make acquisitions or merge or consolidate with another entity. These covenants are subject to a number of important exceptions and qualifications. At any time when the senior notes are rated investment grade by each of Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Services and no default or event of default under the indenture has occurred and is continuing, many of these covenants will terminate.
The indenture provides that each of the following is an event of default: (i) default for 30 days in the payment when due of interest on the senior notes; (ii) default in the payment when due of the principal of, or premium, if any, on the senior notes; (iii) failure by the Co-Issuers or SMLP to comply with certain covenants relating to merger, consolidation, sale of assets, change of control or asset sales; (iv) failure by SMLP for 180 days after notice to comply with certain covenants relating to the filing of reports with the SEC; (v) failure by the Co-Issuers or SMLP for 30 days after notice to comply with any of the other agreements in the indenture; (vi) specified defaults under any mortgage, indenture or instrument under which there may be issued or by which there may be secured or evidenced any indebtedness for money borrowed by SMLP or any of its restricted subsidiaries (or the payment of which is guaranteed by SMLP or any of its restricted subsidiaries); (vii) failure by SMLP or any of its restricted subsidiaries to pay certain final judgments aggregating in excess of $20.0 million; (viii) except as permitted by the indenture, any guarantee of the senior notes shall cease for any reason to be in full force and effect or any guarantor, or any person acting on behalf of any guarantor, shall deny or disaffirm its obligations under its guarantee of the senior notes; and (ix) certain events of bankruptcy, insolvency or reorganization described in the indenture. In the case of an event of default as described in the foregoing clause (ix), all outstanding senior notes will become due and payable immediately without further action or notice. If any other event of default occurs and is continuing, the trustee or the holders of at least 25% in principal amount of the then outstanding senior notes may declare all the senior notes to be due and payable immediately.
As of December 31, 2013, we were in compliance with the covenants for the senior notes. There were no defaults or events of default during the period from issuance through December 31, 2013.